EARNINGS PER SHARE - Earnings (loss) per share computations (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Numerator
Net earnings (loss) attributable to equity holders of IAMGOLD	$ (28.2)	$ 501.6
Denominator
Weighted average number of common shares (basic)	466.5	463.0
Basic earnings attributable to equity holders of IAMGOLD (in dollars per share)	$ (0.06)	$ 1.08
Dilutive effect of share options	0.0	1.2
Dilutive effect of full value award units	0.0	3.3
Weighted average number of common shares (diluted)	466.5	467.5
Diluted earnings attributable to equity holders of IAMGOLD (in dollars per share)	$ (0.06)	$ 1.07